Acquisition - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
		Mar. 23, 2015	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Acquisitions (Textual) [Abstract]
Common shares outstanding		120,000,000	113,439,553	116,306,894
Cash payments for acquisitions			$ 0.0	$ (7.9)	$ 1,320.5
Long-term debt, less current portion	[1]		4,445.5	5,146.0
Goodwill			6,077.1	6,091.1	6,011.6
Goodwill, acquired during period	[2]			$ 130.8
Big Heart [Member]
Acquisitions (Textual) [Abstract]
Business acquisition consideration given		$ 5,900.0
Shares issued to shareholders of acquiree		17,900,000
Value of shares issued to shareholders of acquiree		$ 2,000.0
Business acquisition debt assumed		2,600.0
Cash payments for acquisitions		1,200.0
Long-term debt, less current portion		5,500.0
Goodwill		3,000.0
Goodwill, acquired during period					$ 3,000.0
Goodwill deductible for tax purpose			$ 59.7
Total intangible assets		$ 3,800.0

[1]	Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of terminated interest rate swaps, offering discounts, and capitalized debt issuance costs.
[2]	As a result of the Big Heart acquisition in 2015, we recognized a total of $3.0 billion of goodwill, representing the value we expect to achieve through the implementation of operational synergies and growth opportunities across our segments. The purchase price allocation was finalized in 2016 and included the allocation of goodwill across all reportable segments based on the synergies anticipated to be achieved by each individual reporting unit. For further discussion on the Big Heart acquisition, see Note 2: Acquisition. Additionally, the purchase price allocation was finalized for the Sahale Snacks, Inc. acquisition in 2016, resulting in an immaterial adjustment to goodwill.